UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04345)

Exact name of registrant as specified in charter: Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Item 1. Schedule of Investments:

Putnam AMT-Free Insured Municipal Fund

The fund's portfolio
10/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.4%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (1.2%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$375,000	$380,711
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	3,000,000	3,140,790
			3,521,501

Alaska (2.2%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	2,835,000	2,861,762
Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25	Aaa	3,420,000	3,603,073
			6,464,835

Arkansas (1.1%)
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, FSA, 4s, 11/1/21	Aaa	740,000	732,178
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.2s,
7/1/24	Aaa	2,500,000	2,501,700
			3,233,878

California (10.4%)
Beaumont, Fin. Auth. Local Agcy. Special Tax Bonds,
Ser. C, AMBAC, 4 3/4s, 9/1/28	Aaa	2,370,000	2,381,803
CA State Pub. Wks. Board Rev. Bonds (Dept. Hlth. Svcs.
Richmond Laboratory), Ser. B, XLCA, 5s, 11/1/23	Aaa	2,445,000	2,544,585
Garvey, School Dist. G.O. Bonds (Election of 2004), FSA
zero %, 8/1/26	Aaa	1,000,000	417,200
zero %, 8/1/25	Aaa	1,475,000	648,115
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	Aaa	2,475,000	2,645,899
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. B, FGIC, zero %, 8/1/17	Aaa	2,100,000	1,413,006
Los Angeles, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. C, FGIC, 5s, 7/1/26	Aaa	2,745,000	2,869,596
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Consumnes), MBIA, 5s, 7/1/18	Aaa	4,000,000	4,308,200
San Diego Cnty., Wtr. Auth. COP, FGIC, 5.681s, 4/23/08	Aaa	7,000,000	7,075,390
San Diego, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. E, FSA, 5 1/4s, 7/1/19 (Prerefunded)	Aaa	2,000,000	2,176,240
Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin.
& Hldg. Fac.), Ser. A, MBIA, 6 1/4s, 7/1/17	Aaa	3,680,000	4,353,771
			30,833,805

Colorado (1.5%)
Adams & Arapahoe Cntys., Joint School Dist. G.O. Bonds
(No. 28J Aurora), Ser. A, FSA, 5 1/4s, 12/1/18	Aaa	4,140,000	4,446,401
CO Hlth. Fac. Auth. Rev. Bonds (Cmnty. Provider Pooled
Loan Program), Ser. A, FSA, 7 1/4s, 7/15/17	Aaa	58,000	58,102
			4,504,503

Florida (11.4%)
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, MBIA, 4 1/2s, 5/1/31	Aaa	1,000,000	964,840
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, 7.65s, 7/1/16	Aaa	13,675,000	17,445,198
Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds
(Transit Impt.), AMBAC, 5s, 5/1/23	Aaa	1,555,000	1,622,005
Jacksonville, Sales Tax Rev. Bonds, AMBAC, 5 1/2s,
10/1/17	Aaa	2,500,000	2,669,650
Orlando & Orange Cnty., Expressway Auth. Rev. Bonds,

FGIC, 8 1/4s, 7/1/14	Aaa	5,000,000	6,320,750
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), FSA, 7.15s, 11/1/15	Aaa	3,935,000	4,838,988
			33,861,431

Georgia (1.5%)
Fulton Cnty., Dev. Auth. Rev. Bonds (Klaus Pkg. & Fam.
Hsg. Project), MBIA, 5 1/4s, 11/1/20	Aaa	3,360,000	3,587,237
GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. Y, AMBAC,
U.S. Govt. Coll., 6.4s, 1/1/13 (Prerefunded)	Aaa	415,000	453,682
			4,040,919

Illinois (8.1%)
Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	Aaa	155,000	166,343
Chicago, Board of Ed. G.O. Bonds, Ser. A, MBIA,
5 1/4s, 12/1/19	Aaa	1,500,000	1,593,045
Cicero, G.O. Bonds, Ser. A, XLCA, 5 1/4s, 1/1/21	Aaa	2,250,000	2,390,288
Cook Cnty., G.O. Bonds, Ser. D, AMBAC, 5 1/4s, 11/15/21	AAA	4,385,000	4,634,419
Du Page Cnty., Cmnty. High School Dist. G.O. Bonds
(Dist. No. 108 - Lake Park), FSA, 5.6s, 1/1/20	Aaa	1,000,000	1,077,190
IL G.O. Bonds, Ser. 1, MBIA, 5 1/4s, 10/1/19	Aaa	5,000,000	5,271,150
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/22	Aaa	2,500,000	2,634,475
Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s,
6/1/17	Aaa	5,000,000	6,462,850
			24,229,760

Indiana (6.3%)
Anderson, Indpt. School Bldg. Corp. G.O. Bonds (First
Mtg.), FSA, 5 1/2s, 1/15/28 (Prerefunded) (SEG)	Aaa	1,655,000	1,834,270
Center Grove, Ind. Bldg. Corp. Rev. Bonds (First Mtg.)
AMBAC, 5 1/2s, 1/15/26 (Prerefunded)	Aaa	6,605,000	7,061,074
FGIC, 5s, 7/15/25	Aaa	1,345,000	1,399,271
Evansville Vanderburgh Pub. Leasing Corp. Rev. Bonds
(1st Mtge.), MBIA, 5 3/4s, 7/15/18 (Prerefunded)	Aaa	1,000,000	1,085,380
IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A,
AMBAC, 5s, 1/1/20	Aaa	5,695,000	6,022,690
IN State Hsg. Fin. Auth. Rev. Bonds (Single Family
Mtge.), Ser. A-1, GNMA Coll., FNMA Coll.
4.2s, 7/1/17	Aaa	260,000	258,968
4.15s, 7/1/16	Aaa	375,000	375,416
4.1s, 7/1/15	Aaa	115,000	115,461
3.95s, 7/1/14	Aaa	355,000	356,019
3.9s, 1/1/14	Aaa	250,000	249,990
			18,758,539

Kentucky (0.9%)
KY Econ. Dev. Fin. Auth. Hosp. Fac. VRDN (Baptist
Hlth. Care), Ser. C, 3.43s, 8/15/31	VMIG1	2,715,000	2,715,000

Louisiana (3.1%)
Ernest N. Morial-New Orleans Exhibit Hall Auth.
Special Tax, AMBAC, 5s, 7/15/20	AAA	5,730,000	5,990,026
LA Rev. Bonds, Ser. A, AMBAC, 5 3/8s, 6/1/19	Aaa	3,000,000	3,169,440
			9,159,466

Massachusetts (1.3%)
MA State Special Oblig. Dedicated Tax Rev. Bonds,
FGIC, FHLMC Coll., FNMA Coll., 5 1/4s, 1/1/23
(Prerefunded)	Aaa	1,000,000	1,085,730
MA State Tpk. Auth. Hwy. Syst. Rev. Bonds, Ser. A,
MBIA, 5s, 1/1/37	Aaa	2,805,000	2,809,488
			3,895,218

Michigan (8.6%)
Detroit, City School Dist. G.O. Bonds (School Bldg. &
Site Impt.), Ser. B, FGIC, 5s, 5/1/25	Aaa	7,990,000	8,260,861
Detroit, Swr. Disp. FRN, Ser. D, FSA, 4.105s, 7/1/32	Aaa	1,100,000	1,056,440
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, FGIC,
5 1/4s, 7/1/20 (Prerefunded)	Aaa	720,000	763,106
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.
Care), Ser. A, MBIA, 5 1/2s, 1/15/17 (Prerefunded)	Aaa	500,000	538,565
MI Muni. Board Auth. Rev. Bonds (Clean Wtr. Revolving
Fund), 5s, 10/1/25	Aaa	1,000,000	1,049,790
MI State Hosp. Fin. Auth. Rev. Bonds (Mercy Hlth.),
Ser. X, MBIA
6s, 8/15/34 (Prerefunded)	Aaa	3,350,000	3,530,363
6s, 8/15/34 (Prerefunded)	Aaa	1,650,000	1,738,836
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit
Edison Co.), AMBAC
7s, 5/1/21	Aaa	4,000,000	5,082,480
4.85s, 9/1/30	Aaa	3,500,000	3,644,585
			25,665,026

Mississippi (2.2%)
MS Dev. Bk. Special Obligation Rev. Bonds (Waste Wtr.
& Solid Waste Mgt.), Ser. A, FSA, U.S. Govt. Coll.
5 3/8s, 2/1/19 (Prerefunded)	Aaa	1,855,000	2,010,820

5 3/8s, 2/1/18 (Prerefunded)	Aaa	1,755,000	1,902,420
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
D-1, GNMA Coll., FNMA Coll., 6.1s, 6/1/38	Aaa	2,500,000	2,720,475
			6,633,715

Missouri (0.8%)
Jackson Cnty., Special Oblig. Rev. Bonds (Harry S.
Truman Sports Complex), AMBAC, 5s, 12/1/22	Aaa	1,285,000	1,358,862
MO State Hlth. & Edl. Fac. Auth. VRDN (Cox Hlth.
Syst.), AMBAC, 3.44s, 6/1/22	VMIG1	1,000,000	1,000,000
			2,358,862

Nevada (0.7%)
Washoe Cnty., G.O. Bonds, FGIC, 5 3/4s, 5/1/18	Aaa	2,040,000	2,181,209

New Hampshire (0.4%)
NH Muni. Bond Bank Rev. Bonds, Ser. C, MBIA, 5s,
3/15/25	Aaa	1,195,000	1,249,540

New Jersey (6.1%)
NJ Econ. Dev. Auth. Rev. Bonds
(School Fac. Construction), Ser. F, FGIC, 5 1/4s,
6/15/21 (Prerefunded)	Aaa	10,000,000	10,831,199
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	5,000,000	5,226,950
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	4,800,000	2,211,696
			18,269,845

New York (6.5%)
Nassau Cnty., Hlth. Care Syst. Rev. Bonds (Nassau
Hlth. Care Corp.), FSA
6s, 8/1/13 (Prerefunded)	Aaa	4,610,000	4,903,058
6s, 8/1/12 (Prerefunded)	Aaa	2,285,000	2,430,257
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	1,000,000	1,047,850
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser.
B, AMBAC, 5s, 6/15/28	Aaa	3,000,000	3,125,490
NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School),
Ser. B, XLCA
5 3/8s, 7/1/22	Aaa	2,270,000	2,432,396
5 3/8s, 7/1/20	Aaa	2,215,000	2,382,764
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/15/29	Aaa	3,000,000	3,128,520
			19,450,335

North Carolina (2.7%)
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. A, MBIA, 5 1/4s, 1/1/19	Aaa	7,500,000	7,961,175

Ohio (0.6%)
Morley Library Dist. G.O. Bonds (Lake Cnty. Dist.
Library), AMBAC, 5 1/4s, 12/1/19	Aaa	1,535,000	1,631,659
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.
85-A, FGIC, FHA Insd., zero %, 1/15/15	Aaa	45,000	22,261
			1,653,920

Oklahoma (1.5%)
Grand River Dam Auth. Rev. Bonds, Ser. A, FSA, 5s,
6/1/12	Aaa	1,250,000	1,323,675
OK City Arpt. Trust Rev. Bonds, Ser. A, FSA, 5 1/4s,
7/1/21 (Prerefunded)	Aaa	3,000,000	3,138,870
			4,462,545

Pennsylvania (2.8%)
Erie Cnty., Convention Ctr. Auth. Rev. Bonds
(Convention Ctr. Hotel), FGIC
5s, 1/15/22	Aaa	1,415,000	1,483,684
5s, 1/15/21	Aaa	1,305,000	1,374,139
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25
(Prerefunded)	Aaa	3,000,000	3,247,830
Philadelphia, G.O. Bonds, CIFG, 5s, 8/1/23	Aaa	2,000,000	2,099,480
			8,205,133

South Dakota (0.4%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.6s, 5/1/19	AAA	1,250,000	1,259,138

Texas (8.0%)
Dallas, Indpt. School Dist. G.O. Bonds, PSFG, 5 1/4s,
2/15/19	Aaa	2,500,000	2,624,600
Hays Cnty., G.O. Bonds, FSA, 5s, 8/15/24	Aaa	1,190,000	1,235,613
Houston, Arpt. Syst. Rev. Bonds, FSA, 5s, 7/1/21	Aaa	5,280,000	5,440,882
Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C,
AMBAC, 5s, 8/1/29	Aaa	1,000,000	1,020,410
Mission Cons., Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	1,000,000	1,047,550

Nacogdoches, Indpt. School Dist. G.O. Bonds, PSFG,
5 1/2s, 2/15/15	Aaa	140,000	148,102
San Antonio Wtr. Rev. Bonds, FSA, 5 1/2s, 5/15/20	Aaa	4,000,000	4,282,080
Waco, Hlth. Fac. Dev. Corp. Mtge. Rev. Bonds
(Hillcrest Hlth. Care Syst.), Ser. A, MBIA, FHA Insd.,
5s, 8/1/31	Aaa	2,600,000	2,662,686
Weatherford, G.O. Bonds, AMBAC, 5s, 3/1/17	Aaa	5,000,000	5,214,550
			23,676,473

Utah (2.7%)
Intermountain Pwr. Agcy. Rev. Bonds, Ser. A, MBIA,
U.S. Govt. Coll., 6.15s, 7/1/14 (Prerefunded)	Aaa	7,790,000	8,017,546

Virginia (1.4%)
VA State Res. Auth. Rev. Bonds (Clean Wtr. Revolving
Fund), 4 3/4s, 10/1/27	Aaa	4,000,000	4,085,480

Washington (2.5%)
WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear
No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16	Aaa	6,000,000	7,335,360

West Virginia (1.7%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	5,000,000	5,186,800

TOTAL INVESTMENTS

Total investments (cost $279,437,402)(b)			$292,870,957

FUTURES CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 2 yr (Short)	11	$2,278,203	Dec-07	$4,966

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)
		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers Special Financing, Inc.
$4,100,000	2/12/08	-	Municipal Market	$(5,453)
			Data Index AAA
			municipal yields
Goldman Sachs International
1,800,000	2/28/08	-	Municipal Market	33,327
			Data AAA
			municipal 10
			Year rate
Lehman Brothers Special Financing, Inc.
1,800,000	2/29/08	-	4.27% minus	48,569
			Lehman Brothers
			Municipal Swap
			Index

Total				$76,443

NOTES

(a) Percentages indicated are based on net assets of $297,688,405.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at October 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $279,437,394, resulting in gross unrealized appreciation and depreciation of $14,095,333 and $661,770 respectively, or net unrealized appreciation of $13,433,563.

At October 31, 2007, liquid assets totaling $76,443 have been designated as collateral for open swap contracts contracts.

The rates shown on VRDN and FRN are the current interest rates at October 31, 2007.

The dates shown on debt obligations are the original maturity dates.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2007.

The fund had the following sector concentrations greater than 10% at October 31, 2007 (as a percentage of net assets):

Local Government	30.6%
Utilities	23.3
State Government	11.4

The fund had the following insurance concentrations greater than 10% at October 31, 2007 (as a percentage of net assets):

AMBAC	25.0%
MBIA	21.4
FGIC	17.6
FSA	22.6

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04345)

Exact name of registrant as specified in charter: Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund
The fund's portfolio
10/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (96.2%)(a)

	Rating(RAT)	Principal amount	Value

Alabama (1.1%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	$3,000,000	$3,147,570
Jackson Cnty., Hlth. Care Auth. Rev. Bonds, 5.7s,
5/1/19	BB+	8,675,000	8,767,648
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	750,000	758,610
6s, 8/1/25	B/P	1,700,000	1,735,649
			14,409,477

Arizona (1.8%)
AZ Hlth. Fac. Auth. Rev. Bonds (Bethesda Foundation),
Ser. A, 6.4s, 8/15/27	BB-/P	1,500,000	1,513,065
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	BB-/P	7,300,000	7,752,527
7 1/4s, 12/1/19	BB-/P	500,000	530,865
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BB+/P	3,240,000	3,484,361
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BB+/P	2,395,000	2,555,896
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	960,000	996,202
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	509,530
Navajo Cnty., Indl. Dev. Rev. Bonds (Stone Container
Corp.), 7.2s, 6/1/27	B/P	2,500,000	2,552,449
Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun
YMCA), 3.58s, 1/1/31	A-1+	1,826,000	1,826,000
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	2,450,000	2,388,628
			24,109,523

Arkansas (1.3%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	10,500,000	11,349,134
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	1,500,000	1,505,820
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4 1/8s,
7/1/25	Aaa	2,500,000	2,507,750
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/25	Baa2	1,750,000	1,724,030
			17,086,734

California (8.4%)
ABAG Fin. Auth. COP (American Baptist Homes), Ser. A,
5.85s, 10/1/27	BBB-	3,000,000	3,036,389
CA Hlth. Fac. Fin. Auth. Rev. Bonds (CA-NV Methodist),
5s, 7/1/26	A+	1,000,000	1,006,220
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
Ser. A, ACA, zero %, 12/1/24	A	2,000,000	757,320
(Cap. Appn.), Ser. A, ACA, zero %, 12/1/23	A	2,000,000	813,000
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	7,000,000	6,867,069
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	4,500,000	4,520,880
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22 (SEG)	A	1,000,000	1,017,960
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,830,000	1,713,209
5s, 9/2/30	BB+/P	1,730,000	1,633,207

4 3/4s, 9/2/18	BB+/P	485,000	475,722
Chula Vista, Cmnty. Fac. Dist. Special Tax Bonds (No.
08-1 Otay Ranch Village Six), 6s, 9/1/33	BB/P	2,855,000	2,898,539
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB-/P	2,000,000	2,043,840
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB/P	375,000	362,640
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %,
8/1/21	BBB	1,500,000	667,515
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (NON)(F)	D/P	31,900,000	350,900
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28 (Prerefunded)	AAA/P	1,750,000	1,860,338
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	1,500,000	1,532,985
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	D/P	4,218,000	3,928,097
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5s, 6/1/45	A2	3,250,000	3,274,310
Ser. A-1, 5s, 6/1/33	BBB	6,950,000	6,255,903
Ser. A-1, 4 1/2s, 6/1/27	BBB	950,000	884,365
Irvine, Impt. Board Act of 1915 Special Assmt. (Dist.
No. 03-19)
5s, 9/2/29	BB/P	1,775,000	1,673,630
5s, 9/2/25	BB/P	1,350,000	1,306,584
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(No. 00-18 Group 3), 5.55s, 9/2/26	BBB-/P	995,000	1,003,776
(No. 03-19 Group 4), 5s, 9/2/29	BB+/P	705,000	662,171
North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB-/P	350,000	325,084
Ser. D, 5s, 9/1/26	BBB-/P	1,100,000	1,047,079
Oakley, Pub. Fin. Auth. Rev. Bonds
6s, 9/2/34	BB-/P	2,395,000	2,416,889
5 7/8s, 9/2/24	BB-/P	1,370,000	1,386,330
Orange Cnty., Cmnty. Fac. Dist. Special Tax (No. 03-1
Ladera Ranch), Ser. A, 5.4s, 8/15/21	BB/P	1,240,000	1,256,517
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (No.
03-1 Ladera Ranch), Ser. A, 5.4s, 8/15/22	BB/P	1,520,000	1,536,386
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	2,875,000	2,928,993
Orange Cnty., Local Trans. Auth. Sales Tax Rev. Bonds,
6.2s, 2/14/11	AA+	11,200,000	11,955,664
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds (Cmnty. Fac. Dist. No. 14-Del Sur), 5 1/8s,
9/1/26	BB-/P	2,200,000	2,093,938
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), 5 7/8s, 7/1/26 (Prerefunded)	A3	1,700,000	1,929,143
Rocklin, Unified School Dist. G.O. Bonds (Election
of 2002), FGIC, zero %, 8/1/21	Aaa	2,145,000	1,173,272
Roseville, Cmnty. Fac. Special Tax Bonds (Cmnty. Fac.
Dist. No. 1-Crocker), 6s, 9/1/33 (Prerefunded)	AAA/P	1,500,000	1,611,975
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 97-01
5.1s, 9/1/35	BB/P	1,520,000	1,444,137
5s, 9/1/29	BB/P	1,370,000	1,305,199
5s, 9/1/21	BB/P	1,320,000	1,308,212
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.), Ser. 01-03, 6s, 9/1/28	BB+/P	700,000	719,082
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	A-	1,100,000	1,151,678
San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac.
Dist. Special Tax (No. 6 Mission Bay South), Ser. A,
5.15s, 8/1/35	BB-/P	1,500,000	1,403,385
San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev.
Bonds, Ser. A, 5 1/2s, 1/15/28	Ba2	1,500,000	1,500,899
Santa Monica, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. A, FGIC, zero %, 8/1/31	Aaa	1,000,000	321,330
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	6,630,000	6,650,288
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	BB-/P	6,780,000	7,167,680
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	7,335,000	4,505,744
Union, Elementary School Dist. G.O. Bonds, Ser. B,
FGIC, zero %, 9/1/26	Aaa	2,745,000	1,151,308
Washington, Unified School Dist. Yolo Cnty., G.O.
Bonds (Election of 1999), Ser. B, MBIA
zero %, 8/1/31	Aaa	1,695,000	542,146
zero %, 8/1/28	Aaa	1,425,000	532,836
zero %, 8/1/27	Aaa	1,340,000	528,442
			110,440,205

Colorado (1.1%)
CO Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran), 5.9s, 10/1/27	A3	5,000,000	5,202,149
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	1,550,000	1,566,353
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	320,000	330,918
(Evangelical Lutheran), 5s, 6/1/29	A3	1,500,000	1,490,159
(Valley View Assn.), 5s, 5/15/27	BBB	1,375,000	1,361,456
CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	755,000	801,976
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B	675,000	627,203

Larimer Cnty., G.O. Bonds (Poudre Impt. - School Dist.
No. 1), 7s, 12/15/16	A+/P	3,000,000	3,582,990
			14,963,204

Connecticut (1.1%)
CT State Dev. Auth. Rev. Bonds (East Hills Woods)
Ser. A, 7 3/4s, 11/1/17	B-/P	4,388,679	4,397,676
Ser. B, zero %, 3/1/21	B-/P	604,924	73,099
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	2,000,000	2,053,260
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA), Ser. A, 5.85s, 9/1/28	Baa2	7,000,000	7,210,769
			13,734,804

Delaware (0.4%)
DE St. Hlth. Fac. Auth. Rev. Bonds (Beebe Med. Ctr.),
Ser. A, 5s, 6/1/24	Baa1	900,000	902,781
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-3,
5.3s, 10/31/39	A3	3,500,000	3,543,365
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/36	BBB-	600,000	556,824
			5,002,970

District of Columbia (0.4%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/4s,
5/15/24	Baa3	5,350,000	5,534,736

Florida (8.3%)
Aberdeen, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser.
1, 5 1/4s, 11/1/15	BB-/P	1,370,000	1,287,307
Alachua Cnty., Hlth. Fac. Auth. Continuing Care VRDN
(Oak Hammock U.), Ser. A, 3.58s, 10/1/32	VMIG1	1,960,000	1,960,000
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds
(Health First, Inc.)
5s, 4/1/34	A2	3,000,000	2,995,500
5s, 4/1/24	A2	3,000,000	3,043,049
CFM Cmnty. Dev. Dist. Rev. Bonds
Ser. A, 6 1/4s, 5/1/35	BB-/P	3,830,000	3,861,789
Ser. B, 5 7/8s, 5/1/14	BB-/P	500,000	495,355
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,650,000	1,669,652
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B
5 1/8s, 11/1/09	BB-/P	1,215,000	1,192,668
FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, 5 3/4s, 1/1/37	Aa1	3,250,000	3,464,695
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A
U.S. Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	NR/P	1,000,000	1,121,379
5s, 6/1/38	BBB+	6,000,000	5,817,000
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	2,565,000	2,357,132
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt., Ser. B, 5s, 11/1/09	BB/P	455,000	445,586
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt. Bonds, 5s, 11/1/13	BB/P	3,490,000	3,302,796
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded)	A2	3,000,000	3,298,410
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	3,980,000	3,908,837
Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev.
Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17	BB/P	1,500,000	1,528,830
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Ba1	2,850,000	2,795,793
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	925,000	863,571
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BBB-	3,000,000	2,919,630
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba1	2,000,000	2,138,260
Middle Village Cmnty. Dev. Dist. Special Assmt., Ser.
A, 6s, 5/1/35	BB-/P	2,000,000	2,043,020
Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser.
A, 5.2s, 5/1/37	BB-/P	2,245,000	1,902,750
North Springs, Impt. Dist. Special Assmt. Rev. Bonds
(Parkland Golf Country Club), Ser. A-1, 5.45s, 5/1/26	BB-/P	1,900,000	1,711,653
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm
Beach Gardens), Ser. A, 5.9s, 5/1/35	BB-/P	975,000	947,885
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Orlando Regl. Hlth. Care), U.S. Govt. Coll., 5 3/4s,
12/1/32 (Prerefunded)	A2	2,700,000	2,965,545
(Adventist Hlth. Syst.), 5 5/8s, 11/15/32 (Prerefunded)	A1	3,750,000	4,116,788
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	2,700,000	2,504,493
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	5,150,000	5,187,904
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev.
Bonds (Village On The Isle), 5 1/2s, 1/1/27	BBB-/P	1,850,000	1,878,620
Six Mile Creek, Cmnty. Dev. Dist. Special Assmt.,
5 7/8s, 5/1/38	BB-/P	2,000,000	1,751,820
South Bay, Cmnty. Dev. Dist. Rev. Bonds
Ser. B-2, 5 3/8s, 5/1/13	BB-/P	500,000	472,170

Ser. B-1, 5 1/8s, 11/1/09	BB-/P	2,050,000	1,994,466
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	2,920,000	2,761,502
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	4,750,000	4,030,755
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	6,100,000	5,023,960
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
6.55s, 5/1/27	BB-/P	1,300,000	1,297,153
5.4s, 5/1/37	BB-/P	2,450,000	2,135,616
Town Ctr. at Palm Coast Cmnty., Dev. Dist. Special
Assmt., 6s, 5/1/36	BB-/P	1,950,000	1,918,605
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BB/P	940,000	973,126
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	BB-/P	1,030,000	836,432
Ser. B, 5s, 11/1/13	BB-/P	3,270,000	2,999,408
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds
Ser. A, 5 5/8s, 5/1/37	BB-/P	1,995,000	1,713,924
Ser. B, 5 1/8s, 11/1/12	BB-/P	2,115,000	1,978,223
West Palm Beach, Cmty. Redev. Agcy. (Northwood -
Pleasant), 5s, 3/1/25	A	980,000	1,005,421
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	1,950,000	1,972,971
6 1/4s, 5/1/22	BB-/P	1,735,000	1,734,983
			108,326,432

Georgia (1.5%)
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific
Corp.), 6 1/2s, 6/1/31	B2	3,400,000	3,475,072
Forsyth Cnty., Hosp. Auth. Rev. Bonds (GA Baptist
Hlth. Care Syst.), U.S. Govt. Coll., 6 3/8s, 10/1/28
(Prerefunded)	AAA	6,000,000	7,277,580
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	B+/P	800,000	818,032
(First Mtge. - Lenbrook), Ser. A, 5s, 7/1/17	B/P	2,740,000	2,666,212
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser.
A, 5 1/2s, 9/15/23	A1	2,000,000	2,059,760
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	1,425,000	1,356,130
Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper),
Ser. A, 6 1/8s, 1/1/34	B+	1,400,000	1,414,014
			19,066,800

Idaho (0.1%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	1,170,000	1,172,165

Illinois (1.5%)
Bedford Pk., Village Rev. Bonds (Hotel/Motel Tax),
Ser. A, 4.9s, 12/1/23	Baa1	3,085,000	3,067,940
Chicago, Special Assmt. Bonds (Lake Shore East),
6 3/4s, 12/1/32	BB/P	1,500,000	1,589,640
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing), 5 5/8s, 3/1/36	BB-/P	900,000	895,500
IL Fin. Auth. Rev. Bonds
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	1,550,000	1,587,340
(Sherman Hlth. Syst.), Ser. 07-A, 5 1/2s, 8/1/37	A-	4,000,000	4,023,600
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	500,000	472,835
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12	D/P	179,403	163,447
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	D/P	877,247	787,601
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33	B/P	1,000,000	1,001,340
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	A2	6,000,000	6,220,500
			19,809,743

Indiana (1.4%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/28	BBB-/F	1,500,000	1,456,380
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5s,
10/15/17	Aa2	6,000,000	6,194,460
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	10,000,000	10,235,100
			17,885,940

Iowa (3.1%)
IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D,
GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	3,505,000	3,587,823
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	13,850,000	16,627,756
Ser. A, 5 1/4s, 7/1/18	BBB-	2,500,000	2,532,775
Ser. A, 5 1/4s, 7/1/17	BBB-	3,900,000	3,978,546
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A, 6s, 11/15/24	BB/P	300,000	303,693

IA State Higher Ed. Loan Auth. Rev. Bonds (Wartburg),
Ser. A
5s, 10/1/21	BBB-/F	730,000	720,612
5s, 10/1/20	BBB-/F	1,270,000	1,256,856
Marion Hlth. Care Fac. Rev. Bonds (First Mtg.), Ser.
IA, 1.76s, 1/1/29	B+/P	45,000	49,924
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	3,000,000	2,762,160
Ser. B, zero %, 6/1/34	BBB	9,000,000	8,353,170
			40,173,315

Kansas (0.5%)
Lenexa, Hlth. Care Rev. Bonds (LakeView Village), Ser.
C, 6 7/8s, 5/15/32 (Prerefunded)	AAA	2,250,000	2,573,438
Lenexa, Hlth. Care Fac. Rev. Bonds, 5 1/2s, 5/15/39	BBB-	3,500,000	3,433,150
			6,006,588

Kentucky (0.1%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser.
IA, 6 1/2s, 1/1/29	B+/P	260,000	288,891
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	A-/F	1,365,000	1,445,535
			1,734,426

Louisiana (1.9%)
De Soto Parish, Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 11/1/18	BBB	3,235,000	3,221,478
LA Hlth. Ed. Auth. Rev. Bonds (Lambert House), Ser. A,
6.2s, 1/1/28	B+/P	3,000,000	3,034,590
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20 (Prerefunded)	AAA/P	8,828,000	9,590,298
St. John Baptist Parish Rev. Bonds (Marathon Oil
Corp.), Ser. A, 5 1/8s, 6/1/37	Baa1	4,000,000	3,960,760
Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks
Med. Ctr.), Ser. A, 5s, 2/1/25	A	900,000	910,287
W. Feliciana Parish, Poll. Control Rev. Bonds (Entergy
Gulf States), Ser. B, 6.6s, 9/1/28	BBB-	4,000,000	4,009,200
			24,726,613

Maine (0.4%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	5,500,000	5,741,725

Maryland (2.1%)
Baltimore Cnty., Rev. Bonds
(Oak Crest Village, Inc.), Ser. A, 5s, 1/1/27	BBB+	2,000,000	1,970,780
(Oak Crest Village, Inc. Fac.), Ser. A, 5s, 1/1/22	BBB+	900,000	902,565
Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll.,
8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,673,200
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Mercy Ridge), Ser. A, 6s, 4/1/35 (Prerefunded)	BBB+	2,000,000	2,242,960
(Medstar Hlth.), 5 1/2s, 8/15/33	A3	1,500,000	1,539,945
(Medstar Hlth.), 5 3/8s, 8/15/24	A3	2,000,000	2,068,040
(Edenwald), Ser. A, 5.2s, 1/1/24	BB/P	300,000	296,109
(Edenwald), Ser. A, 5.2s, 1/1/20	BB/P	350,000	347,176
(Edenwald), Ser. A, 5 1/8s, 1/1/19	BB/P	100,000	99,114
(King Farm Presbyterian Cmnty.), Ser. B, 4 3/4s, 1/1/13	B/P	4,435,000	4,394,775
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	B/P	600,000	609,090
MuniMae Tax Exempt Bond Subsidiary, LLC Rev. Bonds,
Ser. A-2, 4.9s, 6/30/49	A3	2,000,000	2,001,060
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	3,400,000	3,528,180
6s, 5/1/24	BB/P	2,000,000	2,061,640
			27,734,634

Massachusetts (4.6%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Lasell College), 6 3/4s, 7/1/31 (Prerefunded)	BB+/P	4,635,000	5,218,825
(Lasell College), 6 3/4s, 7/1/31	BB+/P	395,000	406,850
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/27	BB/P	2,645,000	2,588,423
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	1,984,980
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,400,000	1,405,292
(Linden Ponds, Inc.), Ser. A, 5 1/4s, 11/15/15	BB/P	380,000	384,708
MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds
(Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	2,133,101
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	BBB-/P	7,815,000	9,286,955
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB+	6,000,000	6,392,100
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/F	4,815,000	5,184,407
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	9,750,000	10,183,193
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	4,400,000	4,586,076
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	7,200,000	7,608,456
(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	2,630,000	2,647,174
MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Stone
Institution & Newton), 7.9s, 1/1/24	BB-/P	750,000	751,388

			60,761,928

Michigan (2.3%)
Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds
(Glacier Hills, Inc.), State & Local Govt. Coll.,
8 3/8s, 1/15/19 (Prerefunded)	AAA	2,299,000	2,845,334
Dickinson Cnty., Econ. Dev. Corp. Rev. Bonds, 5 3/4s,
6/1/16	BBB	7,000,000	7,293,160
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	2,350,000	2,368,800
Garden City, Hosp. Fin. Auth. Rev. Bonds
(Garden City), Ser. A, 5 3/4s, 9/1/17	Ba1	1,595,000	1,604,745
(Garden City Hosp.), Ser. A, 5 5/8s, 9/1/10	Ba1	535,000	544,796
(Garden City Hosp.), Ser. A, 5 5/8s, 9/1/10
(Prerefunded)	AAA/P	470,000	482,840
Kentwood, Economic Dev. Rev. Bonds (Holland Home),
Ser. A, 5s, 11/15/22	BB-/P	1,000,000	957,180
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	2,500,000	2,597,325
(Hosp. Sparrow), 5s, 11/15/24	A1	1,685,000	1,711,556
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	4,000,000	3,994,480
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	5,033,950
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	425,000	426,203
			29,860,369

Minnesota (1.0%)
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care)
5 1/2s, 10/1/41	B/P	1,000,000	957,090
5 3/8s, 10/1/26	B/P	250,000	242,910
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf
College), Ser. 5-M2, 3.58s, 10/1/20	VMIG1	900,000	900,000
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.)
Ser. H, 5s, 1/1/36	Aa1	1,765,000	1,802,612
Ser. B, 5s, 7/1/34	AA+	850,000	868,913
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes)
6 1/8s, 10/1/39	BB/P	1,375,000	1,401,991
6s, 10/1/27	BB/P	1,250,000	1,281,813
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B+/P	800,000	801,552
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	Baa1	2,035,000	2,004,475
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/25	Baa3	1,250,000	1,313,250
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1
5s, 8/1/36	BBB-/P	275,000	253,006
5s, 8/1/21	BBB-/P	950,000	925,975
			12,753,587

Mississippi (0.9%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	715,000	832,317
Ser. B, 6.7s, 4/1/22	Baa2	2,500,000	2,885,025
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	2,000,000	2,004,900
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	3,815,000	3,899,846
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	1,250,000	1,295,050
MS Hosp. Equip. & Fac. Auth. Rev. Bonds (Hosp. South
Central), 5 1/4s, 12/1/21	BBB+	500,000	507,550
			11,424,688

Missouri (1.7%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A
5 1/2s, 6/1/32	A+	3,000,000	3,094,110
5 1/2s, 6/1/27	A+	3,250,000	3,369,600
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtg. Bishop Spencer), Ser. A, 6 1/4s, 1/1/24	BB-/P	2,000,000	2,060,160
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.), 5 1/4s, 5/15/32	Aa2	2,500,000	2,547,950
MO State Hlth. & Edl. Fac. Auth. VRDN (Cox Hlth.
Syst.), AMBAC, 3.64s, 6/1/22	VMIG1	295,000	295,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA
Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	900,000	932,256
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	1,265,000	1,317,245
(Single Fam.), Ser. E-1, GNMA Coll., FNMA Coll.,
6.45s, 9/1/29	AAA	415,000	436,082
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	2,350,000	2,376,955
(Single Fam. Home Ownership Loan), Ser. B, GNMA Coll.,
FNMA Coll., 5.8s, 9/1/35	AAA	4,865,000	5,156,754

(Single Fam. Home Ownership Loan), Ser. C, GNMA Coll.,
FNMA Coll., 5.6s, 9/1/35	AAA	850,000	891,531
			22,477,643

Montana (0.1%)
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. Johns
Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	770,618
MT State Board Inv. Exempt Fac. Rev. Bonds (Still
Water Mining Project), 8s, 7/1/20	B3	750,000	777,150
			1,547,768

Nebraska (--%)
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12	CCC/P	123,433	34,561
(Brookhaven), zero %, 9/1/12	CCC/P	1,582,934	19,787
			54,348

Nevada (2.0%)
Clark Cnty., Impt. Dist. Special Assmt.
(Dist. No. 142), 6 3/8s, 8/1/23	BB-/P	990,000	1,021,512
(Summerlin No. 151), 5s, 8/1/20	BB/P	340,000	329,083
(Summerlin No. 151), 5s, 8/1/19	BB/P	1,150,000	1,121,998
(Summerlin No. 151), 5s, 8/1/18	BB/P	1,115,000	1,094,941
(Summerlin No. 151), 5s, 8/1/17	BB/P	1,320,000	1,301,903
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	305,000	289,161
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp. Project), Ser. C, 5.45s, 3/1/38	Baa3	5,350,000	5,503,652
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB-/P	1,485,000	1,532,119
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	BB/P	490,000	456,651
(No. T-18), 5s, 9/1/16	BB-/P	375,000	365,066
(No. T-18), 5s, 9/1/15	BB-/P	2,295,000	2,252,634
(No. T-18), 5s, 9/1/14	BB-/P	2,330,000	2,296,774
(No. T-16), 4.8s, 3/1/15	BB/P	1,750,000	1,699,408
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5.1s, 3/1/21	BB/P	1,220,000	1,155,486
(No. T-17), 5s, 9/1/25	BB-/P	820,000	747,651
(No. T-16), 5s, 3/1/20	BB/P	975,000	915,320
Las Vegas, Local Impt. Board Special Assmt.
(Special Impt. Dist. No. 607), 6s, 6/1/19	BB-/P	985,000	1,014,087
(Dist. No. 607), 5.9s, 6/1/18	BB-/P	195,000	200,503
(Dist. No. 607), 5.9s, 6/1/17	BB-/P	1,475,000	1,518,749
Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 -
Summerlin Area), 5.65s, 6/1/23	BB/P	800,000	812,384
			25,629,082

New Hampshire (2.6%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	6,000,000	6,036,120
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	2,200,000	2,330,966
(Southern NH Med. Ctr.), Ser. A, 5 1/4s, 10/1/23	A-	4,185,000	4,315,237
NH Hlth. & Ed. Fac. Auth. Hosp. Rev. Bonds (Catholic
Med. Ctr.)
5s, 7/1/36	Baa1	1,650,000	1,563,408
5s, 7/1/32	Baa1	3,000,000	2,868,780
NH State Bus. Fin. Auth. Rev. Bonds
(Alice Peck Day Hlth. Syst.), Ser. A, 7s, 10/1/29
(Prerefunded)	BBB-/P	3,000,000	3,250,860
(Proctor Academy), Ser. A, 5.6s, 6/1/28	Baa3	3,550,000	3,584,471
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds
(Pub. Svc. Co.), Ser. D, 6s, 5/1/21	Baa1	7,000,000	7,198,800
NH State Bus. Fin. Auth. Poll. Control & Solid Waste
Rev. Bonds (Crown Paper Co.), 7 3/4s, 1/1/22 (In
default) (NON)	D	8,551,027	86
NH State Hsg. Fin. Auth. Single Family Rev. Bonds
(Mtge. Acquisition), Ser. C, 5.85s, 1/1/35	Aa2	2,430,000	2,523,336
			33,672,064

New Jersey (4.8%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,550,000	1,550,465
NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	9,200,000	9,283,444
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	519,300
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,000,000	3,109,140
(First Mtge. Presbyterian Home), Ser. A, 6 1/4s,
11/1/20	BB/P	500,000	522,360
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	811,816
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	9,000,000	9,216,270
(Seabrook Village), 5 1/4s, 11/15/26	BB-/P	1,140,000	1,103,999
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), FSA, U.S. Govt. Coll.,
6 3/4s, 7/1/19 (Prerefunded)	Aaa	6,000,000	7,211,580
(South Jersey Hosp.), 6s, 7/1/12	A3	5,000,000	5,232,600
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	2,000,000	2,004,040

NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	19,000,000	8,754,630
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	AAA	2,000,000	2,307,820
6 1/4s, 6/1/43 (Prerefunded)	AAA	1,535,000	1,732,892
6s, 6/1/37 (Prerefunded)	AAA	6,260,000	6,885,186
Ser. 1A, 5s, 6/1/29	BBB	3,100,000	2,813,157
			63,058,699

New Mexico (0.9%)
Farmington, Poll. Control Rev. Bonds
(Tucson Elec. Pwr. Co. San Juan), Ser. A, 6.95s,
10/1/20	Baa3	5,500,000	5,649,490
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa2	1,450,000	1,379,980
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., FHLMC Coll., 6.1s,
7/1/29	AAA	815,000	817,527
Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 5.85s,
1/1/37	AAA	1,135,000	1,213,429
Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 5.82s,
9/1/33	AAA	1,405,000	1,458,868
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	1,730,000	1,763,233
			12,282,527

New York (5.6%)
Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable
Leadership), Ser. A, 5 3/4s, 7/1/26	Ba2	2,000,000	2,017,100
Huntington, Hsg. Auth. Rev. Bonds (Gurwin Jewish Sr.
Residence), Ser. A, 6s, 5/1/39	B+	1,250,000	1,250,763
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.), Ser. A, 5.45s, 11/15/12	Baa2	1,500,000	1,538,355
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C,
5 5/8s, 11/15/24	Baa2	450,000	460,553
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. B, 6 3/4s, 3/1/15	B-/P	2,300,000	2,422,015
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	3,875,000	4,051,274
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BBB-	3,250,000	3,279,218
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	625,000	639,675
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30
(Prerefunded)	AAA	500,000	542,785
NY City, Indl. Dev. Agcy. Special Fac. FRB (American
Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B	1,500,000	1,703,355
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12	B	1,450,000	1,597,973
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B	15,240,000	16,787,317
(American Airlines - JFK Intl. Arpt.), 7 1/8s, 8/1/11	B	4,500,000	4,651,965
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	2,325,000	2,136,884
(Jetblue Airways Corp.), 5s, 5/15/20	B	675,000	614,466
NY City, State Dorm. Auth. Lease Rev. Bonds (Court
Fac.), 6s, 5/15/39 (Prerefunded)	AA-	2,800,000	3,003,420
NY State Dorm. Auth. Rev. Bonds (NY U. Hosp. Ctr.),
Ser. A, 5s, 7/1/20	Ba2	1,500,000	1,512,495
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	1,800,000	1,826,784
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,500,000	1,510,425
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost
$8,900,000)(RES)	BB/P	8,900,000	9,163,262
Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. -
4th Installment), 6 3/4s, 10/1/11	BB+/P	2,500,000	2,537,225
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landings), Ser. A, 8s, 10/1/20	BB-/P	4,000,000	4,320,840
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,675,000	3,862,168
(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	1,000,000	1,072,000
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B-/P	500,000	527,235
			73,029,552

North Carolina (1.8%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C
5 3/8s, 1/1/17	Baa1	7,500,000	7,861,725
5 3/8s, 1/1/16	Baa1	1,000,000	1,049,180
5.3s, 1/1/15	Baa1	2,000,000	2,099,980
NC Hsg. Fin. Agcy. FRN (Homeownership), Ser. 26,
Class A, 5 1/2s, 1/1/38	Aa2	1,000,000	1,056,710
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (First
Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	4,250,000	4,299,258
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. Givens Estates), Ser. A, 6 1/2s, 7/1/32
(Prerefunded)	BB-/P	4,500,000	5,181,435
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	1,600,000	1,561,776
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	200,000	194,960
			23,305,024

North Dakota (0.1%)

ND State Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser.
D, 5.95s, 7/1/19	Aa1	895,000	914,296

Ohio (3.6%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 5 3/4s, 6/1/34	BBB	20,300,000	19,602,898
Ser. A-3, zero %,(6.25s, 12/1/12) 6/1/37 (STP)	BBB	13,800,000	10,160,526
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	1,600,000	1,584,608
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/15	Aa3	4,500,000	4,948,830
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	776,273
OH State Wtr. Dev. Auth. Poll. Control Fac. Rev.
Bonds, 6.1s, 8/1/20	BBB+	6,000,000	6,120,000
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,100,000	1,110,263
(Allied Waste N.A. Inc.), Ser. A, 5.15s, 7/15/15	B+	2,600,000	2,604,082
			46,907,480

Oklahoma (0.6%)
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	3,075,000	3,220,847
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll.,
7.1s, 9/1/26	Aaa	595,000	604,240
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	1,550,000	1,634,537
(Homeownership Loan), Ser. B, 5.35s, 3/1/35	Aaa	1,890,000	1,958,815
			7,418,439

Oregon (1.0%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	8,900,000	9,229,389
OR State G.O. Bonds (Veterans Welfare), Ser. 81,
5 1/4s, 10/1/42	Aa2	2,000,000	2,034,380
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 5 3/8s, 7/1/34	Aa2	1,655,000	1,705,213
			12,968,982

Pennsylvania (4.9%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/15 (Prerefunded)	AAA	6,255,000	7,207,199
(Hlth. Syst.-West PA), Ser. A, 5s, 11/15/28	Ba2	6,540,000	6,119,870
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt.), 5 1/2s, 11/1/16	Baa3	2,805,000	2,887,102
(Env. Impt. USX Corp.), 4 3/4s, 12/1/32	Baa1	1,000,000	1,026,760
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	3,840,000	3,935,386
5.1s, 1/1/12	BB/P	600,000	601,518
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	6,255,000	6,373,782
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.)
7 5/8s, 7/1/34 (Prerefunded)	BB-/P	1,700,000	2,018,767
7 1/4s, 7/1/24 (Prerefunded)	BB-/P	1,725,000	2,020,958
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26 (Prerefunded)	AA-	1,500,000	1,643,505
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5 1/8s, 12/15/20	BB-/P	1,000,000	965,230
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	3,860,000	3,908,249
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B-/P	2,400,000	2,464,272
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	1,750,000	1,759,450
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6 1/2s, 1/1/13	B+	3,000,000	3,003,420
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5.4s, 7/15/36	BBB+	1,500,000	1,525,575
(Philadelphia U.), 5s, 6/1/30	Baa2	1,300,000	1,280,929
PA State Pub. School Bldg. Auth. Rev. Bonds (Wattsburg
Area School), MBIA, zero %, 5/15/27	Aaa	2,150,000	864,558
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	5,530,591	11,061
Philadelphia, Hosp. & Higher Edl. Fac. Auth. Hosp.
Rev. Bonds (Graduate Hlth. Syst.), Ser. B, 6 1/4s,
7/1/13 (In default) (NON)	D/P	545,000	1,090
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A	625,000	654,238
Scranton, G.O. Bonds, Ser. C
7.1s, 9/1/31 (Prerefunded)	AAA/P	3,060,000	3,443,693
7s, 9/1/22 (Prerefunded)	AAA/P	1,000,000	1,121,850
WA Cnty., G.O. Bonds, Ser. A, MBIA, zero %, 9/1/31	Aaa	1,500,000	483,450
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B-/P	1,245,000	1,399,567
West Cornwall, Tpk. Muni. Auth. Rev. Bonds

(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	2,500,000	2,731,275
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	2,000,000	2,059,360
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	2,000,000	2,084,520
			63,596,634

Puerto Rico (1.2%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5s, 7/1/25	Baa3	7,000,000	7,161,070
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	7,400,000	7,863,980
			15,025,050

Rhode Island (0.2%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A
6 1/4s, 6/1/42	BBB	1,310,000	1,322,851
6 1/8s, 6/1/32	BBB	1,465,000	1,478,551
			2,801,402

South Carolina (3.5%)
Piedmont, Muni. Elec. Pwr. Agcy. Rev. Bonds
Ser. A, FGIC, 6 1/2s, 1/1/16 (Prerefunded)	Aaa	3,080,000	3,651,186
Ser. A, FGIC, 6 1/2s, 1/1/16 (Prerefunded)	Aaa	630,000	735,777
(Unrefunded Balance 2004), Ser. A, FGIC, 6 1/2s, 1/1/16	Aaa	2,410,000	2,838,450
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	5,750,000	6,486,345
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2,
AMBAC, 5s, 7/1/35	Aaa	2,590,000	2,648,845
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	AAA/P	3,800,000	4,294,874
(Palmetto Hlth.), Ser. C, 6 3/8s, 8/1/34 (Prerefunded)	Baa1	2,670,000	3,033,120
(Palmetto Hlth.), Ser. C, 6 3/8s, 8/1/34 (Prerefunded)	Baa1	330,000	374,880
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	4,450,000	4,969,671
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	550,000	614,229
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B
6 3/8s, 5/15/30	BBB	9,000,000	9,379,619
6 3/8s, 5/15/28	BBB	6,000,000	6,145,080
			45,172,076

South Dakota (0.4%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	3,550,000	3,656,500
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sioux
Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s, 11/1/31	AA-	1,230,000	1,274,698
			4,931,198

Tennessee (1.2%)
Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33	Baa1	4,000,000	4,541,200
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	Baa1	6,500,000	7,246,785
(Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25	Baa1	3,000,000	3,371,280
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.), 5.05s, 9/1/12	Baa2	500,000	516,365
			15,675,630

Texas (6.0%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	BB-/P	2,500,000	2,664,500
5.9s, 11/15/25	BB-/P	6,850,000	6,896,923
Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds
(American Opty-Waterford), Ser. A1, 7s, 12/1/36	Baa2	4,500,000	4,767,795
Brazoria Cnty., Brazos River Harbor Naval Dist. Rev.
Bonds (Dow Chemical Co.), Ser. B-2, 4.95s, 5/15/33	A3	2,500,000	2,443,275
Cedar Hill, Indpt. School Dist. G.O. Bonds (School
Impt.), FGIC, zero %, 8/15/31	Aaa	6,045,000	1,934,340
Crawford Ed. Fac. Rev. Bonds (U. St. Thomas), 5 3/8s,
10/1/27	BBB+	3,985,000	4,021,503
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/29	Aaa	5,000,000	5,140,550
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan
U.), Ser. A, 6s, 10/1/12	Ba2	1,720,000	1,726,020
Houston, Arpt. Syst. Rev. Bonds
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	7,000,000	7,307,510
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	3,000,000	2,832,330
Houston, Wtr. & Swr. Syst. Rev. Bonds, Ser. A, FSA,
zero %, 12/1/27 (Prerefunded)	Aaa	1,520,000	608,897
Lufkin, Hlth. Fac. Dev. Corp. Hlth. Syst. Rev. Bonds
(Memorial Hlth. Syst. of East TX)
5 1/2s, 2/15/32	BBB+	1,000,000	1,013,690
5 1/4s, 2/15/27	BBB+	625,000	622,694
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	B+	1,000,000	988,100
North East Indpt. School Dist. G.O. Bonds, PSFG, 5s,

8/1/29	Aaa	2,960,000	3,048,474
Richardson, Indpt. School Dist. G.O. Bonds, PSFG, zero
%, 2/15/20	Aaa	3,700,000	2,145,038
Round Rock, Hotel Occupancy Tax Rev. Bonds (Convention
Ctr. Complex), 5.85s, 12/1/24 (Prerefunded)	BBB/P	5,265,000	5,515,456
Sabine River Auth. Rev. Bonds (TXU Electric), Ser. C,
5.2s, 5/1/28	CCC	1,000,000	897,680
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	8,000,000	8,319,120
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	775,000	813,355
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.),
5 1/4s, 11/15/27	A-	3,000,000	3,077,580
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/25	Baa3	4,945,000	5,048,844
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds
(Gas Supply), Ser. A, 5 1/4s, 12/15/25	A1	6,000,000	5,985,780
TX State Tpk. Auth. Central TX Rev. Bonds, Ser. A,
AMBAC, zero %, 8/15/26	Aaa	1,150,000	477,147
			78,296,601

Utah (0.4%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A
7 1/2s, 2/1/10	BB-	1,000,000	1,004,440
7.45s, 7/1/17	BB-/P	600,000	612,138
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	3,000,000	3,066,780
			4,683,358

Vermont (0.2%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	Aaa	805,000	817,961
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	Aaa	1,200,000	1,222,212
			2,040,173

Virginia (2.4%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/24	B+/P	1,000,000	956,140
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A
6.7s, 6/1/27	BB+/P	5,250,000	5,497,064
6 1/2s, 6/1/22	BB+/P	3,000,000	3,144,330
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	CCC+	2,000,000	1,987,600
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	2,500,000	2,560,600
Peninsula Ports Auth. Rev. Bonds (VA Baptist Homes),
Ser. A, 7 3/8s, 12/1/32 (Prerefunded)	B+/P	4,000,000	4,787,960
Suffolk, Redev. & Hsg. Auth. Rev. Bonds (Beach-Oxford
Apts.)
6 1/4s, 10/1/33	BB-/P	5,510,000	5,541,958
6.1s, 4/1/26	BB-/P	5,000,000	5,030,850
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A
5.3s, 1/1/35	BB/P	1,000,000	987,170
5.2s, 1/1/27	BB/P	300,000	298,179
			30,791,851

Washington (2.7%)
Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001,
Skagit Valley Hosp.)
5 3/4s, 12/1/32	Baa2	2,000,000	2,071,040
5 5/8s, 12/1/25	Baa2	1,330,000	1,379,104
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	6,250,000	6,450,250
6 1/2s, 6/1/26	BBB	10,715,000	11,243,677
WA State G.O. Bonds, Ser. E, XLCA
zero %, 12/1/26	Aaa	2,340,000	955,820
zero %, 12/1/25	Aaa	1,855,000	798,336
WA State Hsg. Fin. Comm. Rev. Bonds (Single Fam.),
Ser. 3A, GNMA Coll., FNMA Coll., 4.15s, 12/1/25	Aaa	2,455,000	2,466,440
WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear
No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16	Aaa	5,000,000	6,112,800
Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds
(Healtheast), 5 1/2s, 11/15/27	Baa3	4,250,000	4,275,755
			35,753,222

West Virginia (1.3%)
Mason Cnty., Poll. Control FRB (Aappalachian Pwr. Co.
Project), Ser. L, 5 1/2s, 10/1/22	Baa2	3,475,000	3,539,461
Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny),
Ser. F, 5 1/4s, 10/15/37	Baa2	4,500,000	4,538,025
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	4,525,000	4,601,473
WV State G.O. Bonds, Ser. D, FGIC, 6 1/2s, 11/1/26
(Prerefunded)	Aaa	3,600,000	4,376,340
			17,055,299

Wisconsin (1.4%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	2,280,000	2,416,481
6 3/8s, 6/1/32	BBB	13,250,000	13,766,618
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan Svcs.), 5 1/8s, 8/15/33	A-	2,500,000	2,394,649
			18,577,748

Wyoming (0.3%)
Gillette, Poll. Control VRDN, 3.24s, 1/1/18	VMIG1	1,000,000	1,000,000
Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC
Corp.), 5.6s, 12/1/35	Baa2	3,000,000	3,046,530
			4,046,530

Total municipal bonds and notes (cost $1,216,483,359)			$1,254,173,282

PREFERRED STOCKS (1.1%)(a)
		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, $6.625 FRN cum.
pfd.	BBB-/P	2,000,000	$2,064,240
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.	A3	6,000,000	6,206,640
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.	Baa1	6,000,000	6,478,680

Total preferred stocks (cost $14,000,000)			$14,749,560

CORPORATE BONDS AND NOTES (0.3%)(a) (cost $4,500,000)

		Principal amount	Value

GMAC Muni. Mtge. Trust 144A sub. notes Ser. A1-1,
4.15s, 2039	A3	$4,500,000	$4,467,780

COMMON STOCKS (0.0%)(a) (cost $9,057,285)
		Shares	Value

Tembec, Inc. (Canada) (NON)		184,103	$79,816

TOTAL INVESTMENTS

Total investments (cost $1,244,040,644)(b)			$1,273,470,438

FUTURES CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Short)	48	$9,941,250	Dec-07	$21,750
U.S. Treasury Note 10 yr (Long)	150	16,502,344	Dec-07	(16,718)

Total				$5,032

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)
		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers Special Financing, Inc.
$18,250,000	2/12/08	-	Municipal Market	$(24,272)
			Data Index AAA
			municipal yields
8,000,000	2/29/08	-	4.27% minus	215,864
			Lehman Brothers
			Municipal Swap
			Index
Goldman Sachs International
8,000,000	2/28/08	-	Municipal Market	148,120
			Data AAA
			municipal 10
			Year rate
Merrill Lynch Capital Services, Inc.
50,000,000	11/30/07	-	Municipal Market	1,244,850
			Data AAA
			municipal 10
			Year rate

Total				$1,584,562

NOTES

(a) Percentages indicated are based on net assets of $1,303,392,039.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at October 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $1,243,398,007 resulting in gross unrealized appreciation and depreciation of $58,829,226 and $28,756,795 respectively, or net unrealized appreciation of $30,072,431.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 2007 was $9,163,262 or 0.7% of net assets.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

At October 31, 2007, liquid assets totaling $8,145,655 have been designated as collateral for open futures contracts and Swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, FRB and FRN are the current interest rates at October 31, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations are the original maturity dates.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2007.

The fund had the following industry concentrations greater than 10% at October 31, 2007 (as a percentage of net assets):

Health care	38.10%
Land	11.7

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2007